Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Operating Income and Expenses
29.	Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	~~W~~	21,898	15,985	39,136
Others(*)		28,468	40,274	76,627

	~~W~~	50,366	56,259	115,763

Other Operating Expenses:
Communication	~~W~~	32,238	31,881	32,462
Utilities		511,240	401,025	350,678
Taxes and dues		29,009	49,445	33,935
Repair		431,964	435,572	425,606
Research and development		369,507	340,864	347,711
Training		39,286	39,632	31,761
Bad debt for accounts receivable – trade		37,906	27,053	29,402
Travel		22,499	15,684	7,813
Supplies and other		130,330	113,839	101,656
Loss on disposal of property and equipment and intangible assets		9,369	20,465	28,158
Impairment loss on property and equipment and intangible assets		10,369	17,027	3,135
Donations		14,766	13,125	12,800
Bad debt for accounts receivable – other		5,256	3,011	3,995
Others(*)		7,534	20,353	22,475

	~~W~~	1,651,273	1,528,976	1,431,587

(*)	See note 4 (2).